Property, Plant and Equipment, Net, and Investment Property, Net - Others (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net
Property, plant and equipment, net	$ 60,698,200	$ 63,664,261	$ 77,848,576
Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	240,426,278	231,921,577	242,172,594
Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	(179,728,078)	(168,257,316)	$ (164,324,018)
Subscriber leased set-top equipment
Property, Plant and Equipment, Net
Property, plant and equipment, net	15,269,956	17,080,462
Subscriber leased set-top equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	63,753,419	60,963,692
Subscriber leased set-top equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	(48,483,463)	(43,883,230)
Dismantling costs
Property, Plant and Equipment, Net
Property, plant and equipment, net	383,422	427,633
Dismantling costs | Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	1,185,283	1,154,446
Dismantling costs | Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	$ (801,861)	$ (726,813)